UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

300 Harding Blvd., Suite 215

Roseville, CA  95678

 (Address of principal executive offices) (Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (916) 757-6862

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

AmericaFirst Defensive Growth Fund
AmericaFirst Large Cap Share Buyback Fund
AmericaFirst Seasonal Rotation Fund
AmericaFirst Monthly Risk-on Risk-off Fund
AmericaFirst Income Fund

December 31, 2019

(Unaudited)

AmericaFirst Quantitative Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website  www.americafirstfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

	AmericaFirst Defensive Growth Fund

	Schedule of Investments
	December 31, 2019 (Unaudited)

Shares		Value

COMMON STOCK - 99.77%

Cable & Other Pay Television Services - 4.82%
195	Cable One, Inc.	$ 290,252

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 5.23%
9,812	The Kraft Heinz Co.	315,260

Electric & Other Services Combined - 10.22%
5,651	Alliant Energy Corp.	309,223
4,885	CMS Energy Corp.	306,973
		616,196
Electric Services - 4.95%
3,605	Dominion Resources, Inc.	298,566

Electromedical & Electrotherapeutic Apparatus - 9.97%
2,643	Conmed Corp.	295,567
2,689	Medtronic PLC (Ireland)	305,067
		600,634
Food & Kindred Products - 10.48%
6,422	Campbell Soup Co.	317,375
12,110	The Hain Celestial Group, Inc. *	314,315
		631,690
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 4.73%
1,223	Edwards Lifesciences Corp. *	285,314

Pharmaceutical Preparations - 14.75%
23,316	Corcept Therapeutics, Inc. *	282,124
15,944	Mylan N.V. (United Kingdom) *	320,474
3,250	United Therapeutics Corp. *	286,260
		888,858
Poultry Slaughtering and Processing - 5.16%
9,500	Pilgrims Pride Corp. *	310,792

Search, Detection, Navigation, Guidance, Aeronautical Sys - 5.03%
875	Teledyne Technologies, Inc. *	303,222

Services-Miscellaneous Health & Allied Services - 5.19%
4,172	DaVita, Inc. *	313,025

Services-Home Health Care Services - 5.07%
696	Chemed Corp.	305,725

Services-Medical Laboratories - 4.88%
1,739	Laboratory Corp. of America Holdings *	294,187

Ship & Boat Building & Repairing - 4.83%
1,649	General Dynamics Corp.	290,801

Telephone Communications (No Radio Telephone) - 4.46%
18,406	Orange SA ADR	268,544

TOTAL COMMON STOCK (Cost $5,949,875) - 99.77%		$ 6,013,066

MONEY MARKET FUND - 1.14%
68,443	Federated Institutional Prime Obligations Fund - Institutional Class 1.70% **	68,443
TOTAL MONEY MARKET FUND (Cost $68,443) - 1.14%		$ 68,443

INVESTMENTS IN SECURITIES, AT VALUE (Cost $6,018,318) *** - 100.91%		$ 6,081,509

LIABILITIES LESS OTHER ASSETS - (0.91)%		(54,795)

NET ASSETS - 100.00%		$ 6,026,714

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2019.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,018,318 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $147,159
Gross Unrealized Depreciation (83,968)
Net Unrealized Appreciation $63,191
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Pharmaceutical Preparations		14.61%
Food & Kindred Products		10.39%
Electric & Other Services Combined		10.13%
Electromedical & Electrotherapeutic Apparatus		9.88%
Canned, Frozen & Preserved Fruit, Veg & Food Specialties		5.18%
Services-Miscellaneous Health & Allied Services		5.15%
Poultry Slaughtering and Processing		5.11%
Services-Home Health Care Services		5.03%
Search, Detection, Navigation, Guidance, Aeronautical Sys		4.99%
Electric Services		4.91%
Services-Medical Laboratories		4.84%
Ship & Boat Building & Repairing		4.78%
Cable & Other Pay Television Services		4.77%
Orthopedic, Prosthetic & Surgical Appliances & Supplies		4.69%
Telephone Communications (No Radio Telephone)		4.42%
Money Market Fund		1.12%
	Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2019 and are subject to change.

	AmericaFirst Large Cap Share Buyback Fund

	Schedule of Investments
	December 31, 2019 (Unaudited)

Shares		Value

COMMON STOCK - 100.21%

Agricultural Chemicals - 3.60%
5,368	CF Industries Holdings, Inc.	$ 256,268

Apparel & Other Finished Prods of Fabrics & Similar Material - 4.51%
1,385	Lululemon Athletica, Inc. (Canada) *	320,863

Beverages - 3.57%
1,509	Diageo PLC ADR	254,146

Business Services - 3.97%
5,870	FUJIFILM Holdings Corp. ADR	282,347

Computer Communications Equipment - 3.73%
5,535	Cisco Systems, Inc.	265,459

Electric Services - 3.94%
7,062	NRG Energy, Inc.	280,715

Fabricated Rubber Products - 4.02%
1,768	Carlisle Cos., Inc.	286,133

Fire, Marine & Casualty Insurance - 3.97%
2,512	Allstate Corp.	282,474

Hotels & Motels - 4.48%
3,557	Hyatt Hotels Corp. Class A	319,098

Miscellaneous Publishing - 3.77%
3,745	Thomas Reuters Corp. (Canada)	268,142

National Commercial Banks - 4.56%
2,326	JPMorgan Chase & Co.	324,244

Pharmaceutical Preparations - 12.19%
2,274	Eli Lilly & Co.	298,872
4,927	Novo Nordisk A/S ADR	285,175
7,232	Pfizer, Inc.	283,350
		867,397
Radio & TV Broadcasting & Communications Equipment - 6.00%
2,261	Ubiquiti, Inc.	427,284

Railroads, Line-Haul Operating - 11.94%
3,835	CSX Corp.	277,501
1,472	Norfolk Southern Corp.	285,759
1,585	Union Pacific Corp.	286,552
		849,812
Retail-Auto & Home Supply Stores - 8.00%
233	AutoZone, Inc. *	277,575
666	O'Reilly Automotive, Inc. *	291,881
		569,456
Retail-Eating & Drinking Places - 3.33%
2,696	Starbucks Corp.	237,032

Semiconductors & Related Devices - 4.03%
908	Broadcom Ltd.	286,946

Services-General Medical & Surgical Hospitals - 3.60%
1,786	Universal Health Services, Inc. Class B	256,220

Services-Miscellaneous Business Services - 3.46%
6,043	Johnson Controls International PLC (Ireland)	246,011

State Commercial Banks - 3.54%
8,257	Ally Financial, Inc.	252,334

TOTAL COMMON STOCK (Cost $6,276,542) - 100.21%		$ 7,132,381

INVESTMENTS IN SECURITIES, AT VALUE (Cost $6,276,542) ** - 100.21%		$ 7,132,381

LIABILITIES LESS OTHER ASSETS - (0.21)%		(14,833)

NET ASSETS - 100.00%		$ 7,117,548

* Represents non-income producing security during the period.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,276,542 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $907,150
Gross Unrealized Depreciation (51,312)
Net Unrealized Appreciation $855,838
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Pharmaceutical Preparations		12.16%
Railroads, Line-Haul Operating		11.92%
Retail-Auto & Home Supply Stores		7.98%
Radio & TV Broadcasting & Communications Equipment		5.99%
National Commercial Banks		4.55%
Apparel & Other Finished Prods of Fabrics & Similar Material		4.50%
Hotels & Motels		4.48%
Semiconductors & Related Devices		4.02%
Fabricated Rubber Products		4.01%
Business Services		3.96%
Fire, Marine & Casualty Insurance		3.96%
Electric Services		3.94%
Miscellaneous Publishing		3.76%
Computer Communications Equipment		3.72%
Agricultural Chemicals		3.59%
Services-General Medical & Surgical Hospitals		3.59%
Beverages		3.56%
State Commercial Banks		3.54%
Services-Miscellaneous Business Services		3.45%
Retail-Eating & Drinking Places		3.32%
	Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2019 and are subject to change.

	AmericaFirst Seasonal Rotation Fund

	Schedule of Investments
	December 31, 2019 (Unaudited)

Shares		Value

COMMON STOCK - 80.38%

Aircraft Engines & Engine Parts - 1.51%
581	United Technologies Corp.	$ 87,011

Apparel & Other Finished Products Of Fabrics & Similar Material - 1.56%
899	Columbia Sportswear Co.	90,071

Commodity Contracts Brokers & Dealers - 2.06%
28	Seaboard Corp.	119,015

Computer Communications Equipment - 2.84%
2,367	Cisco Systems, Inc.	113,521
2,044	Juniper Networks, Inc.	50,344
		163,865
Electromedical & Electrotherapeutic Apparatus - 4.35%
1,186	Conmed Corp.	132,630
750	Masimo Corp. *	118,545
		251,175
Farm Machinery & Equipment - 1.84%
1,373	AGCO Corp.	106,064

General Industrial Machinery & Equipment - 1.49%
527	Nordson Corp.	85,817

Hotels & Motels - 1.31%
731	Choice Hotels International, Inc.	75,607

Insurance Agents Brokers & Services - 1.86%
1,227	CorVel Corp. *	107,191

Laboratory Analytical Instruments - 0.99%
672	Agilent Technologies, Inc.	57,328

Metal Forging & Stampings - 1.91%
3,502	TriMas Corp. *	109,998

Motor Vehicles & Passenger Car Bodies - 2.93%
911	PACCAR, Inc.	72,060
688	Toyota Motor Corp. ADR	96,692
		168,752
Operative Builders - 4.17%
2,101	D.R. Horton, Inc.	110,828
34	NVR, Inc. *	129,486
		240,314
Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.39%
599	PPG Industries, Inc.	79,961

Perfumes, Cosmetics & Other Toilet Preparations - 2.21%
617	The Estee Lauder Cos., Inc. Class A	127,435

Personal Credit Institutions - 1.99%
259	Credit Acceptance Corp. *	114,563

Pharmaceutical Preparations - 1.81%
1,199	Abbott Laboratories	104,145

Radio & TV Broadcasting & Communications Equipment - 0.99%
6,533	Telefonaktiebolaget L M Ericsson Class B ADR *	57,360

Real Estate - 1.74%
1,638	CBRE Group, Inc. Class A *	100,393

Retail-Auto & Home Supply Stores - 2.19%
106	AutoZone, Inc. *	126,279

Retail-Auto Dealers & Gasoline Stations - 1.77%
1,165	CarMax, Inc. *	102,136

Retail-Eating & Drinking Places - 2.06%
5,341	The Wendy's Co. Class A	118,624

Retail-Eating Places - 1.46%
549	Cracker Barrel Old Country Store, Inc.	84,403

Retail-Lumber & Other Building Materials Dealers - 2.30%
609	The Home Depot, Inc.	132,993

Retail-Variety Stores - 2.33%
862	Dollar General Corp.	134,455

Semiconductors & Related Devices - 1.24%
1,194	Intel Corp.	71,461

Services-Advertising Agencies - 1.28%
910	Omnicom Group, Inc.	73,728

Services-Auto Rental & Leasing (No Drivers) - 2.31%
354	Amerco, Inc.	133,040

Services-Business Services - 10.25%
1,404	Akamai Technologies, Inc. *	121,278
3,994	CBIZ, Inc. *	107,678
412	Mastercard, Inc. Class A	123,019
1,820	Viad Corp.	122,850
621	Visa, Inc. Class A	116,686
		591,511
Services-Computer Integrated Systems Design - 1.30%
1,701	Open Text Corp. (Canada)	74,963

Services-Computer Processing & Data Preperation - 1.51%
65	Alphabet, Inc. Class A *	87,060

Services-Computer Programming Services - 2.33%
2,922	Perficient, Inc. *	134,617

Services-Prepackaged Software - 2.55%
401	Citrix Systems, Inc.	44,471
767	Sap SE ADR *	102,770
		147,241
Surgical & Medical Instruments & Apparatus - 1.69%
2,160	Boston Scientific Corp. *	97,675

Wholesale-Electronic Parts & Equipment & Supplies - 1.84%
1,105	TE Connectivity Ltd. (Switzerland)	105,903

Wholesale-Machinery, Equipment & Supplies - 0.97%
853	Kaman Corp. Class A	56,230

Wholesale-Metals Service Centers & Offices - 2.05%
986	Reliance Steel & Aluminum Co.	118,083

TOTAL COMMON STOCK (Cost $4,534,491) - 80.38%		$ 4,636,467

EXCHANGE TRADED FUND - 19.66%
7,896	iShares 10-20 Year Treasury Bond ETF	1,133,945
TOTAL EXCHANGE TRADED FUND (Cost $1,166,618) - 19.66%		$ 1,133,945

PUBLICLY TRADED LIMITED PARTNERSHIP - 2.30%

Pipe Lines (No Natural Gas) - 2.30%
2,113	Magellan Midstream Partners LP	132,844
TOTAL PUBLICLY TRADED LIMITED PARTNERSHIP (Cost $123,665) - 2.30%		$ 132,844

INVESTMENTS IN SECURITIES, AT VALUE (Cost $5,824,774) *** - 102.34%		$ 5,903,256

LIABILITIES LESS OTHER ASSETS - (2.34)%		(134,717)

NET ASSETS - 100.00%		$ 5,768,539

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2019.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,824,774 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $143,997
Gross Unrealized Depreciation (65,515)
Net Unrealized Appreciation $78,482
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
LP - Limited Partnership
The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Aircraft Engines & Engine Parts		1.47%
Apparel & Other Finished Products Of Fabrics & Similar Material		1.53%
Brokers & Other Financial Services		5.78%
Computer Communications Equipment		2.78%
Electromedical & Electrotherapeutic Apparatus		4.26%
Exchange Traded Fund		19.21%
Machinery & Equipment		3.25%
Hotels & Motels		1.28%
Laboratory Analytical Instruments		0.97%
Metal Forging & Stampings		1.86%
Motor Vehicles & Passenger Car Bodies		2.86%
Operative Builders		4.07%
Paints, Varnishes, Lacquers, Enamels & Allied Products		1.35%
Perfumes, Cosmetics & Other Toilet Preparations		2.16%
Pharmaceutical Preparations		1.76%
Pipe Lines (No Natural Gas)		2.25%
Radio & TV Broadcasting & Communications Equipment		0.97%
Real Estate		1.70%
Retail		11.84%
Semiconductors & Related Devices		1.21%
Services		21.04%
Surgical & Medical Instruments & Apparatus		1.66%
Wholesale		4.74%
	Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2019 and are subject to change.

	AmericaFirst Monthly Risk-On Risk-Off Fund

	Schedule of Investments
	December 31, 2019 (Unaudited)

Shares		Value

COMMON STOCK - 85.30%

Air Transportation, Scheduled - 0.11%
80,929	AMR Corp. (a)	$ 23,469

Aircraft Engines & Engine Parts - 5.62%
6,615	Honeywell International, Inc.	1,170,855

Converted Paper & Paperboard Products (No Containers/Boxes) - 5.68%
9,053	Avery Dennison Corp.	1,184,314

Electric & Other Services Combined - 5.84%
22,259	Alliant Energy Corp.	1,218,012

Electronic Computers - 6.21%
4,411	Apple, Inc.	1,295,290

Lawn & Garden Tractors & Home Lawn & Garden Equipment - 5.76%
15,071	The Toro Co.	1,200,707

Operative Builders - 5.39%
21,319	D.R. Horton, Inc.	1,124,577

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 5.40%
4,831	Edwards Lifesciences Corp. *	1,127,024

Retail-Family Clothing Stores - 11.33%
10,168	Ross Stores, Inc.	1,183,759
19,320	The TJX Cos., Inc.	1,179,679
		2,363,438
Services-Business Services - 16.72%
3,847	FleetCor Technologies, Inc. *	1,106,859
4,039	Mastercard, Inc. Class A	1,206,005
4,547	MSCI, Inc. Class A	1,173,945
		3,486,809
Services-Medical Laboratories - 5.56%
6,856	Laboratory Corp. of America Holdings *	1,159,830

Ship & Boat Building & Repairing - 5.49%
6,495	General Dynamics Corp.	1,145,393

Special Industry Machinery - 6.19%
4,415	Lam Research Corp.	1,290,946

TOTAL COMMON STOCK (Cost $17,974,307) - 85.30%		$ 17,790,664

EXCHANGE TRADED FUNDS - 11.86%
17,230	iShares 10-20 Year Treasury Bond ETF	2,474,400
TOTAL EXCHANGE TRADED FUNDS (Cost $2,526,142) - 11.86%		$ 2,474,400

MONEY MARKET FUND - 2.90%
605,440	Federated Institutional Prime Obligations Fund - Institutional Class 1.70% **	605,440
TOTAL MONEY MARKET FUND (Cost $605,440) - 2.90%		$ 605,440

INVESTMENTS IN SECURITIES, AT VALUE (Cost $21,105,889) *** - 100.06%		$ 20,870,504

LIABILITIES LESS OTHER ASSETS - (0.06)%		(12,986)

NET ASSETS - 100.00%		$ 20,857,518

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2019.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,280,811 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $ 477,074
Gross Unrealized Depreciation (712,459)
Net Unrealized Depreciation $ (235,385)
(a) Indicates an illiquid and fair valued security.
ETF - Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Services-Business Services		16.71%
Exchange Traded Fund		11.86%
Retail-Family Clothing Stores		11.32%
Electronic Computers		6.21%
Special Industry Machinery		6.18%
Electric & Other Services Combined		5.84%
Lawn & Garden Tractors & Home Lawn & Garden Equipment		5.75%
Converted Paper & Paperboard Products (No Containers/Boxes)		5.67%
Aircraft Engines & Engine Parts		5.61%
Services-Medical Laboratories		5.56%
Ship & Boat Building & Repairing		5.49%
Orthopedic, Prosthetic & Surgical Appliances & Supplies		5.40%
Operative Builders		5.39%
Money Market Fund		2.90%
Air Transportation, Scheduled		0.11%
	Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2019 and are subject to change.

4
	AmericaFirst Income Fund

	Schedule of Investments
	December 31, 2019 (Unaudited)

Shares/Par		Value

COMMON STOCK - 54.18%

Cigarettes - 6.90%
3,372	British American Tobacco Industries PLC ADR	$ 143,175
1,244	Philip Morris International, Inc.	105,852
34,393	Vector Group Ltd.	460,522
		709,549
Commercial Banks, Nec - 0.92%
28,638	Lloyds Banking Group PLC ADR	94,792

Deep Sea Foreign Transportation Of Freight - 3.17%
22,400	Ship Finance International Ltd. (Bermuda)	325,696

Electric Services - 3.29%
5,005	Atlantica Yield PLC (United Kingdom)	132,082
4,409	Pattern Energy Group, Inc. Class A	117,963
5,765	TerraForm Power, Inc. Class A	88,723
		338,768
Household Furniture - 1.24%
5,115	Compass Diversified Holdings	127,159

Industrial Inorganic Chemicals - 0.85%
6,500	Kronos Worldwide, Inc.	87,100

Investment Advice - 3.67%
8,541	Artisan Partners Asset Management, Inc. Class A	276,045
4,136	Janus Henderson Group PLC (United Kingdom)	101,125
		377,170
Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 0.94%
1,589	Compass Minerals International, Inc.	96,865

Miscellaneous Business Credit Institutions - 15.46%
22,043	Apollo Investment Corp.	384,871
12,516	Ares Capital Corp.	233,423
72,579	FS KKR Capital Corp.	444,909
17,984	Hercules Capital, Inc.	252,136
2,453	Main Street Capital Corp.	105,749
7,879	TPG Specialty Lending, Inc.	169,162
		1,590,250
Natural Gas Transmission & Distribution - 0.91%
1,236	Oneok, Inc.	93,528

Petroleum Refining - 1.61%
4,085	CVR Energy, Inc.	165,157

Pharmaceutical Preparations - 0.93%
1,086	Abbvie, Inc.	96,154

Savings Institution, Federally Chartered - 0.87%
4,550	TSF Financial Corp.	89,544

Savings Institution, Not Federally Chartered - 1.03%
8,861	New York Community Bancorp, Inc.	106,509

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.05%
52,809	BGC Partners, Inc. Class A	313,685

Security Brokers, Dealers & Flotation Companies - 0.98%
7,516	Credit Suisse Group AG ADR *	101,090

Services-Advertising Agencies - 1.09%
1,603	WPP PLC ADR	112,675

Services-Equipment Rental & Leasing - 1.03%
2,643	Triton International Ltd. Class A (Bermuda)	106,249

Services-Miscellaneous Amusement & Recreation - 0.94%
6,454	International Game Technology PLC (United Kingdom)	96,616

Telephone Communications (No Radio Telephone) - 2.39%
2,640	AT&T, Inc.	103,171
10,785	Centurylink, Inc.	142,470
		245,641
Wholesale-Petroleum Products (No Bulk Stations) - 2.91%
6,996	Macquarie Infrastructure Corp.	299,709

TOTAL COMMON STOCK (Cost $5,498,167) - 54.18%		$ 5,573,906

CORPORATE BONDS - 4.49%

Electric & Other Services Combined - 0.14%
$ 13,692	RGS AEGCO Funding Corp., 9.810%, 12/7/2020	14,048

Security Brokers, Dealers & Flotation Companies - 4.35%
500,000	Citigroup Global Markets Holdings, Inc., 10.50%, 2/8/2034 (USISDA30-USISDA02) ^	447,250

TOTAL CORPORATE BONDS (Cost $514,650) - 4.49%		$ 461,298

EXCHANGE TRADED FUNDS - 14.65%
11,128	iShares 10-20 Year Treasury Bond ETF	1,507,621
TOTAL EXCHANGE TRADED FUNDS (Cost $1,513,718) - 14.65%		$ 1,507,621

FOREIGN GOVERNMENT AGENCIES & OBLIGATION - 0.05%

Foreign Government Bond - 0.05%
$ 5,000	Indonesia Rep, 9.30%, 7/01/2020 (Indonesia)	5,163

TOTAL FOREIGN GOVERNMENT AGENCIES & OBLIGATION (Cost $5,076) - 0.05%		$ 5,163

PUBLICLY TRADED LIMITED PARTNERSHIPS - 14.86%

Natural Gas Transmission - 4.46%
23,271	Energy Transfer LP	298,567
3,786	TC Pipelines LP	160,148
		458,715
Pipe Lines (No Natural Gas) - 3.71%
2,658	Magellan Midstream Partners LP	167,108
8,305	NuStar Energy LP	214,684
		381,792
Retail-Miscellaneous Retail - 3.51%
16,543	Suburban Propane Partners LP	361,464

Retail-Nonstore Retailers - 1.76%
5,863	Crestwood Equity Partners LP	180,698

Services-Miscellaneous Amusement & Recreation - 1.42%
2,631	Cedar Fair LP	145,863

TOTAL PUBLICLY TRADED LIMITED PARTNERSHIPS (Cost $1,241,795) - 14.86%		$ 1,528,532

REAL ESTATE INVESTMENT TRUSTS - 11.89%
13,422	Arbor Realty Trust, Inc.	192,606
4,031	Brixmor Property Group, Inc.	87,110
4,104	Kimco Realty Corp.	84,994
7,290	Kite Realty Group Trust	142,374
3,191	Omega Healthcare Investors, Inc.	135,139
11,009	Redwood Trust, Inc.	182,089
9,655	Sabra Health Care REIT, Inc.	206,038
6,838	SITE Centers Corp.	95,869
10,557	VEREIT, Inc. Class A	97,547
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,239,698) - 11.89%		$ 1,223,766

MONEY MARKET FUND - 1.71%
176,273	Federated Institutional Prime Obligations Fund - Institutional Class 1.70% **	176,273
TOTAL MONEY MARKET FUND (Cost $176,325) - 1.71%		$ 176,273

INVESTMENTS IN SECURITIES, AT VALUE (Cost $10,189,429) *** - 101.83%		$ 10,476,559

LIABILITIES LESS OTHER ASSETS - (1.83)%		(188,350)

NET ASSETS - 100.00%		$ 10,288,209

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2019.
^ The interest rate changes daily, and paid out quarterly based on a formula of 10 times the difference between 30 year and 2 year swap rates.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,189,429 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $ 471,040
Gross Unrealized Depreciation (183,910)
Net Unrealized Depreciation $(287,130)
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
LP - Limited Partnership
The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Miscellaneous Business Credit Institutions		15.18%
Exchange Traded Fund		14.39%
Real Estate Investment Trusts		11.68%
Cigarettes		6.77%
Security Brokers, Dealers & Flotation Companies		5.23%
Natural Gas Transmission		4.38%
Pipe Lines (No Natural Gas)		3.64%
Investment Advice		3.60%
Retail-Miscellaneous Retail		3.45%
Electric Services		3.23%
Deep Sea Foreign Transportation Of Freight		3.11%
Security & Commodity Brokers, Dealers, Exchanges & Services		2.99%
Wholesale-Petroleum Products (No Bulk Stations)		2.86%
Telephone Communications (No Radio Telephone)		2.35%
Services-Miscellaneous Amusement & Recreation		2.31%
Retail-Nonstore Retailers		1.73%
Money Market Fund		1.68%
Petroleum Refining		1.58%
Household Furniture		1.21%
Services-Advertising Agencies		1.08%
Savings Institution, Not Federally Chartered		1.02%
Services-Equipment Rental & Leasing		1.01%
Mining, Quarrying of Nonmetallic Minerals (No Fuels)		0.93%
Pharmaceutical Preparations		0.92%
Commercial Banks, Nec		0.91%
Natural Gas Transmission & Distribution		0.89%
Savings Institution, Federally Chartered		0.86%
Industrial Inorganic Chemicals		0.83%
Electric & Other Services Combined		0.13%
Foreign Government Bond		0.05%
	Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2019 and are subject to change.

AmericaFirst Quantitative Funds

Statements of Assets and Liabilities
December 31, 2019 (Unaudited)

	Defensive Growth Fund	Large Cap Share Buyback Fund	Seasonal Rotation Fund	Monthly Risk-On Risk-Off Fund *	Income Fund
Assets:
Investments in Securities, at Value (Cost $6,018,318; $6,276,542; $5,824,774; $21,105,889; and	$ 6,081,509	$ 7,132,381	$ 5,903,256	$ 20,870,504	$ 10,476,559
$10,189,429, respectively)
Cash	-	-	-	7,284	-
Receivables:
Dividends & Interest	7,305	5,751	4,257	11,793	53,792
Shareholder Subscriptions	-	-	-	2,500	1,115
Due from Adviser	129	1,662	374	-	-
Prepaid Expenses	9,426	5,839	9,550	14,411	8,680
Total Assets	6,098,369	7,145,633	5,917,437	20,906,492	10,540,146
Liabilities:
Payables:
Advisory Fees	-	-	-	10,131	1,873
Shareholder Redemptions	8,457	3,653	-	98	57,295
Due to Custodian	40,989	6,082	128,067	61	170,978
Administration Fees	2,563	3,451	2,066	3,036	2,814
Distribution (12b-1) Fees	7,221	9,896	4,373	26,293	8,987
Trustee Fees	1,687	228	735	562	674
Servicing Fees	445	214	346	6	378
Accrued Expenses	10,293	4,561	13,311	8,787	8,938
Total Liabilities	71,655	28,085	148,898	48,974	251,937
Net Assets	$ 6,026,714	$ 7,117,548	$ 5,768,539	$ 20,857,518	$ 10,288,209

Net Assets Consist of:
Paid In Capital	$ 15,597,419	$ 6,712,086	$ 6,295,944	$ 32,126,426	$ 20,740,261
Accumulated Distributable Earnings (Deficit)	(9,570,705)	405,462	(527,405)	(11,268,908)	(10,452,052)
Net Assets	$ 6,026,714	$ 7,117,548	$ 5,768,539	$ 20,857,518	$ 10,288,209

Class A Shares
Net Assets	$ 2,632,658	$ 4,449,208	$ 1,254,324	$ 5,514,103	$ 5,086,559
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	273,573	363,179	114,606	404,580	835,387
Net asset value per share	$ 9.62	$ 12.25	$ 10.94	$ 13.63	$ 6.09
Short-term Redemption Price Per Share (d)	$ 9.53	$ 12.13	$ 10.84	$ 13.49	$ 6.03
Maximum offering price per share (b)	$ 10.13	$ 12.90	$ 11.52	$ 14.35	$ 6.34
Minimum Redemption price per share (a)	$ 9.53	$ 12.13	$ 10.84	$ 13.49	$ 6.03

Class I Shares
Net Assets	$ 2,028,433	$ 1,341,785	$ 3,577,487	$ 9,628,715	$ 2,955,330
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	197,667	107,550	317,058	656,315	468,266
Net asset value and offering price per share	$ 10.26	$ 12.48	$ 11.28	$ 14.67	$ 6.31
Minimum Redemption price per share (a)	$ 10.16	$ 12.35	$ 11.17	$ 14.52	$ 6.25

Class U Shares
Net Assets	$ 1,365,623	$ 1,326,555	$ 936,728	$ 5,714,700	$ 2,246,320
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	149,161	110,105	88,198	439,437	365,524
Net asset value per share	$ 9.16	$ 12.05	$ 10.62	$ 13.00	$ 6.15
Minimum Redemption price per share (a)	$ 9.06	$ 11.93	$ 10.51	$ 12.87	$ 6.08
Short-term Redemption Price Per Share (d)	$ 9.06	$ 11.93	$ 10.51	$ 12.87	$ 6.08
Maximum offering price per share (c)	$ 9.39	$ 12.36	$ 10.89	$ 13.34	$ 6.27

* On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.
(a) A redemption fee of 1.00% is imposed in the event of certain redemption transactions occurring within 90 days of purchase.
(b) Maximum offering price includes a maximum front-end sales load of 5.00%; 5.00%; 5.00%; 5.00%; and 4.00%, respectively.
(c) Maximum offering price includes a maximum front-end sales load of 2.50%; 2.50%; 2.50%; 2.50%; and 2.00%, respectively.
(d) Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).
The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Funds

Statements of Operations
For the Six Months Ended December 31, 2019 (Unaudited)

Investment Income:	Defensive Growth Fund	Large Cap Share Buyback Fund	Seasonal Rotation Fund	Monthly Risk-On Risk-Off Fund *	Income Fund
Dividend Income	$ 49,976	$ 56,047	$ 56,370	$ 126,321	$ 277,614
Interest Income	1,153	1,135	1,104	2,686	28,854
Total Investment Income	51,129	57,182	57,474	129,007	306,468

Expenses:
Advisory Fees	50,111	43,759	40,022	78,285	69,044
Distribution (12b-1) Fees:
Class A	3,381	4,945	1,637	6,760	6,376
Class U	7,134	5,443	4,234	29,140	12,526
Transfer Agent & Administration Fees	14,479	15,236	13,315	19,546	19,158
Shareholder Service Fees	1,856	1,084	2,208	3,406	5,597
Chief Compliance Officer Fees	4,524	4,826	4,826	4,826	4,825
Registration Fees	11,934	24,961	6,590	11,728	9,818
Audit Fees	9,006	7,998	9,260	8,760	9,006
Legal Fees	6,347	6,651	6,083	14,874	10,495
Insurance Fees	1,489	1,512	1,920	2,559	1,778
Miscellaneous Fees	2,095	1,969	1,707	2,839	2,258
Custodial Fees	4,495	2,087	3,743	4,654	3,425
Trustees Fees	2,445	1,071	1,742	2,407	2,065
Printing and Mailing	1,263	376	768	910	2,881
Total Expenses	120,559	121,918	98,055	190,694	159,252
Fees Waived or Recouped by the Adviser	(31,883)	(49,336)	(27,580)	7,718	(30,869)
Net Expenses	88,676	72,582	70,475	198,412	128,383

Net Investment Income (Loss)	(37,547)	(15,400)	(13,001)	(69,405)	178,085

Net Realized Gain (Loss) on:
Investments in Securities	232,962	(67,114)	261,052	1,123,694	(341,982)
Net Realized Gain (Loss)	232,962	(67,114)	261,052	1,123,694	(341,982)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Securities	(236,563)	490,816	(60,327)	(247,624)	484,502
Net Change in Unrealized Appreciation (Depreciation)	(236,563)	490,816	(60,327)	(247,624)	484,502

Net Realized and Unrealized Gain (Loss)	(3,601)	423,702	200,725	876,070	142,520

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (41,148)	$ 408,302	$ 187,724	$ 806,665	$ 320,605

* On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.
The accompanying notes are an integral part of these financial statements.

AmericaFirst Defensive Growth Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months Ended	Year Ended
	12/31/2019	6/30/2019
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (37,547)	$ (157,926)
Net Realized Gain on Investments in Securities, and Securities Sold Short	232,962	204,238
Net Change in Unrealized Appreciation on Investments in Securities, and Securities Sold Short	(236,563)	49,437
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,148)	95,749

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	8,042	193,883
Class I	94,324	185,097
Class U	975	6,260
Cost of Shares Redeemed:
Class A	(424,433)	(2,142,575)
Class I	(636,343)	(1,955,629)
Class U	(401,189)	(885,073)
Redemption Fees	13	53
Net Decrease in Net Assets from Capital Share Transactions	(1,358,611)	(4,597,984)

Net Decrease in Net Assets	(1,399,759)	(4,502,235)

Net Assets:
Beginning of Year/Period	7,426,473	11,928,708
End of Year/Period
	$ 6,026,714	$ 7,426,473

Share Activity
Class A:
Shares Sold	104	19,485
Shares Redeemed	(43,540)	(224,778)
Net Decrease in Shares of Beneficial Interest Outstanding	(43,436)	(205,293)

Class I:
Shares Sold	821	17,695
Shares Redeemed	(65,917)	(189,364)
Net Decrease in Shares of Beneficial Interest Outstanding	(65,096)	(171,669)

Class U:
Shares Sold	9,234	680
Shares Redeemed	(41,627)	(94,758)
Net Decrease in Shares of Beneficial Interest Outstanding	(32,393)	(94,078)

The accompanying notes are an integral part of these financial statements.

AmericaFirst Large Cap Share Buyback Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months Ended	Year Ended
	12/31/2019	6/30/2019
Increase in Net Assets Resulting From Operations:
Net Investment Loss	$ (15,400)	$ (19,389)
Net Realized Loss on Investments in Securities	(67,114)	(171,841)
Net Change in Unrealized Appreciation on Investments in Securities	490,816	314,728
Net Increase in Net Assets Resulting from Operations	408,302	123,498

Distributions to Shareholders:
Distributions	-	(377,550)
Total Distributions Paid to Shareholders	-	(377,550)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	440,355	2,611,233
Class I	207,306	2,406,712
Class U	286,064	787,106
Reinvestment of Distributions:
Class A	-	123,572
Class I	-	172,626
Class U	-	27,567
Cost of Shares Redeemed:
Class A	(623,262)	(515,636)
Class I	(1,196,608)	(2,140,347)
Class U	(90,752)	(157,257)
Redemption Fees	700	1,648
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(976,197)	3,317,224

Net Increase (Decrease) in Net Assets	(567,895)	3,063,172

Net Assets:
Beginning of Year/Period	7,685,443	4,622,271
End of Year/Period
	$ 7,117,548	$ 7,685,443

Share Activity
Class A:
Shares Sold	38,193	226,853
Shares Reinvested	-	11,614
Shares Redeemed	(54,418)	(45,066)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(16,225)	193,401

Class I:
Shares Sold	17,416	201,850
Shares Reinvested	-	16,008
Shares Redeemed	(104,561)	(206,133)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(87,145)	11,725

Class U:
Shares Sold	25,273	70,701
Shares Reinvested	-	2,613
Shares Redeemed	(8,018)	(13,345)
Net Increase in Shares of Beneficial Interest Outstanding	17,255	59,969

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Rotation Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months Ended	Year Ended
	12/31/2019	6/30/2019
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Income (Loss)	$ (13,001)	$ 45,187
Net Realized Gain (Loss) on Investments in Securities	261,052	(588,341)
Net Change in Unrealized Appreciation on Investments in Securities	(60,327)	(15,198)
Net Increase (Decrease) in Net Assets Resulting from Operations	187,724	(558,352)

Distributions to Shareholders:
Distributions	-	(49,868)
Total Distributions Paid to Shareholders	-	(49,868)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	12,701	143,878
Class I	1,365,601	662,113
Class U	-	-
Reinvestment of Distributions:
Class A	-	12,435
Class I	-	13,071
Class U	-	10,080
Cost of Shares Redeemed:
Class A	(395,155)	(569,174)
Class I	(1,556,844)	(1,261,179)
Class U	(87,502)	(382,423)
Redemption Fees	3,660	-
Net Decrease in Net Assets from Capital Share Transactions	(657,539)	(1,371,199)

Net Decrease in Net Assets	(469,815)	(1,979,419)

Net Assets:
Beginning of Year/Period	6,238,354	8,217,773
End of Year/Period
	$ 5,768,539	$ 6,238,354

Share Activity
Class A:
Shares Sold	1,187	13,654
Shares Reinvested	-	1,255
Shares Redeemed	(36,751)	(54,335)
Net Decrease in Shares of Beneficial Interest Outstanding	(35,564)	(39,426)

Class I:
Shares Sold	123,505	60,897
Shares Reinvested	-	1,299
Shares Redeemed	(140,487)	(121,674)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(16,982)	(59,478)

Class U:
Shares Sold	-	-
Shares Reinvested	-	1,042
Shares Redeemed	(8,317)	(36,921)
Net Decrease in Shares of Beneficial Interest Outstanding	(8,317)	(35,879)

The accompanying notes are an integral part of these financial statements.

AmericaFirst Monthly Risk-On Risk-Off Fund *

Statements of Changes in Net Assets

	(Unaudited)
	Six Months Ended	Year Ended
	12/31/2019	6/30/2019
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (69,405)	$ (80,921)
Net Realized Gain (Loss) on Investments in Securities, and Securities Sold Short	1,123,694	(31,208)
Net Change in Unrealized Appreciation/(Depreciation) on Investments in Securities, and Securities Sold Short	(247,624)	(19,125)
Net Increase (Decrease) in Net Assets Resulting from Operations	806,665	(131,254)

Capital Share Transactions:

Tax Free Exchange from AmericaFirst Quantitative Fund: **
Class A	-	2,819,556
Class I	-	266,938
Class U	-	4,224,621
Proceeds from Sale of Shares:
Class A	314,011	350,206
Class I	8,339,928	1,572,678
Class U	26,420	37,151
Cost of Shares Redeemed:
Class A	(740,807)	(1,014,452)
Class I	(294,427)	(1,509,450)
Class U	(895,274)	(592,519)
Redemption Fees	1,213	1,636
Net Increase in Net Assets from Capital Share Transactions	6,751,064	6,156,365

Net Increase in Net Assets	7,557,729	6,025,111

Net Assets:
Beginning of Year/Period	13,299,789	7,274,678
End of Year/Period
	$ 20,857,518	$ 13,299,789

Share Activity
Class A:
Tax Free Exchange from AmericaFirst Quantitative Fund:	-	222,538
Shares Sold	23,586	26,582
Shares Redeemed	(55,669)	(79,791)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(32,083)	169,329

Class I:
Tax Free Exchange from AmericaFirst Quantitative Fund:	-	19,759
Shares Sold	586,763	112,973
Shares Redeemed	(20,584)	(112,569)
Net Increase in Shares of Beneficial Interest Outstanding	566,179	20,163

Class U:
Tax Free Exchange from AmericaFirst Quantitative Fund:	-	347,992
Shares Sold	2,067	3,047
Shares Redeemed	(70,697)	(48,423)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(68,630)	302,616

* On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.
** Refer to Note 1 for details of the tax free merger.
The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months Ended	Year Ended
	12/31/2019	6/30/2019
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Income	$ 178,085	$ 461,277
Net Realized Loss on Investments in Securities	(341,982)	(1,121,738)
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	484,502	(227,547)
Net Increase (Decrease) in Net Assets Resulting from Operations	320,605	(888,008)

Distributions to Shareholders:
Distributions	(386,138)	(397,471)
Return of Capital	(202)	(457,999)
Total Distributions Paid to Shareholders	(386,340)	(855,470)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	253,527	2,012,279
Class I	276,120	2,292,035
Class U	35,417	510,939
Reinvestment of Distributions:
Class A	134,574	315,184
Class I	101,704	229,080
Class U	67,701	138,846
Cost of Shares Redeemed:
Class A	(843,107)	(2,263,812)
Class I	(608,191)	(2,220,907)
Class U	(545,603)	(552,785)
Redemption Fees	1,105	448
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,126,753)	461,307

Net Decrease in Net Assets	(1,192,488)	(1,282,171)

Net Assets:
Beginning of Year/Period	11,480,697	12,762,868
End of Year/Period
	$ 10,288,209	$ 11,480,697

Share Activity
Class A:
Shares Sold	41,555	300,341
Shares Reinvested	22,078	48,614
Shares Redeemed	(138,603)	(351,759)
Net Decrease in Shares of Beneficial Interest Outstanding	(74,970)	(2,804)

Class I:
Shares Sold	44,009	324,656
Shares Reinvested	16,123	34,287
Shares Redeemed	(96,469)	(326,036)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(36,337)	32,907

Class U:
Shares Sold	5,741	74,728
Shares Reinvested	11,013	21,311
Shares Redeemed	(88,738)	(82,537)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(71,984)	13,502

The accompanying notes are an integral part of these financial statements.

AmericaFirst Defensive Growth Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout each year/period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2019		6/30/2019	6/30/2018	6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Year/Period	$ 9.68		$ 9.59	$ 10.47	$ 11.30		$ 11.99		$ 12.53

From Investment Operations:
Net Investment Loss *	(0.06)		(0.17)	(0.17)	(0.12)		(0.11)		(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	-	(c)	0.26	(0.71)	(0.70)		(0.50)		0.97
Total from Investment Operations	(0.06)		0.09	(0.88)	(0.82)		(0.61)		0.85

Distributions from:
Net Realized Gain	-		-	-	(0.01)		(0.08)		(1.39)
Total Distributions	-		-	-	(0.01)		(0.08)		(1.39)

Paid in Capital From Redemption Fees (c) *	-		-	-	-		-		-

Net Asset Value, at End of Year/Period	$ 9.62		$ 9.68	$ 9.59	$ 10.47		$ 11.30		$ 11.99

Total Return (a)	(0.62)%	(g)	0.94%	(8.40)%	(7.26)%	***	(5.12)%	***	7.23%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 2,633		$ 3,279	$ 5,216	$ 12,430		$ 31,273		$ 21,040
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.61%	(f)	3.79%	3.12%	3.02%	**	3.11%	**	3.18%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.08)%	(f)	(2.23)%	(1.75)%	(1.18)%	**	(1.00)%	**	(1.04)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.70%	(f)	3.31%	3.02%	3.02%	**	3.07%	**	3.13%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.17)%	(f)	(1.75)%	(1.66)%	(1.18)%	**	(0.96)%	**	(0.99)%
Portfolio Turnover	390.22%	(g)	496.34%	1020.14%	341.27%		118.13%		254.20%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.70%, 0.44%, 0.36%, 0.58%, and 0.68%, respectively.
(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Annualized.
(g) Not annualized.
* Per share amounts are calculated using the average shares method.
** The ratios include 0.28% for the year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (6.99)% and (5.03)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Defensive Growth Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout each year/period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2019		6/30/2019	6/30/2018	6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Year/Period	$ 10.30		$ 10.15	$ 11.02	$ 11.86		$ 12.45		$ 12.82

From Investment Operations:
Net Investment Income (Loss) *	(0.03)		(0.13)	(0.12)	(0.10)		(0.01)		0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)	(c)	0.28	(0.75)	(0.73)		(0.50)		1.00
Total from Investment Operations	(0.04)		0.15	(0.87)	(0.83)		(0.51)		1.02

Distributions from:
Net Realized Gain	-		-	-	(0.01)		(0.08)		(1.39)
Total Distributions	-		-	-	(0.01)		(0.08)		(1.39)

Paid in Capital From Redemption Fees (c) *	-		-	-	-		-		-

Net Asset Value, at End of Year/Period	$ 10.26		$ 10.30	$ 10.15	$ 11.02		$ 11.86		$ 12.45

Total Return (a)	(0.39)%	(g)	1.48%	(7.89)%	(7.00)%	***	(4.12)%	***	8.45%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 2,028		$ 2,369	$ 4,077	$ 14,302		$ 44,161		$ 33,660
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.38%	(f)	3.61%	2.88%	2.74%	**	2.62%	**	2.67%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.85)%	(f)	(2.04)%	(1.51)%	(0.97)%	**	(0.56)%	**	(0.47)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.19%	(f)	2.80%	2.53%	2.66%	**	2.13%	**	2.07%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)(e)	(0.67)%	(f)	(1.23)%	(1.16)%	(0.89)%	**	(0.07)%	**	0.13%
Portfolio Turnover	390.22%	(g)	496.34%	1020.14%	341.27%		118.13%		254.20%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.70%, 0.44%, 0.37%, 0.58%, and 0.68%, respectively.
(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Annualized.
(g) Not annualized.
* Per share amounts are calculated using the average shares method.
** The ratios include 0.28% year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (6.74)% and (4.03)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Defensive Growth Fund - Class U

Financial Highlights
Selected data for a share outstanding throughout each year/period presented.

	(Unaudited)
	Six Months
	Ended	Years Ended
	12/31/2019	6/30/2019	6/30/2018	6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Year/Period	$ 9.23	$ 9.19	$ 10.09	$ 10.96		$ 11.69		$ 12.31

From Investment Operations:
Net Investment Loss *	(0.08)	(0.21)	(0.21)	(0.19)		(0.17)		(0.18)
Net Realized and Unrealized Gain (Loss) on Investments	0.01	0.25	(0.69)	(0.67)		(0.48)		0.95
Total from Investment Operations	(0.07)	0.04	(0.90)	(0.86)		(0.65)		0.77

Distributions from:
Net Realized Gain	-	-	-	(0.01)		(0.08)		(1.39)
Total Distributions	-	-	-	(0.01)		(0.08)		(1.39)

Paid in Capital From Redemption Fees (c) *	-	-	-	-		-		-

Net Asset Value, at End of Year/Period	$ 9.16	$ 9.23	$ 9.19	$ 10.09		$ 10.96		$ 11.69

Total Return (a)	(0.76)%	0.44%	(8.92)%	(7.85)%	***	(5.59)%	***	6.68%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 1,366	$ 1,778	$ 2,636	$ 5,861		$ 17,238		$ 13,687
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	4.30%	4.41%	3.87%	3.75%	**	3.63%	**	3.67%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.77)%	(2.84)%	(2.50)%	(1.96)%	**	(1.56)%	**	(1.56)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.20%	3.81%	3.53%	3.67%	**	3.57%	**	3.62%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.68)%	(2.23)%	(2.16)%	(1.88)%	**	(1.51)%	**	(1.51)%
Portfolio Turnover	390.22%	496.34%	1020.14%	341.27%		118.13%		254.20%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.70%, 0.44%, 0.35%, 0.58%, and 0.68%, respectively.
(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
* Per share amounts are calculated using the average shares method.
** The ratios include 0.28% for the year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (7.57)% and (5.50)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Large Cap Share Buyback Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout the period or year presented.

	(Unaudited)
	Six Months
	Ended		Years Ended		Period Ended	(d)
	12/31/2019		6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 11.49		$ 11.44	$ 10.29	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.02)		(0.04)	(0.11)	(0.19)
Net Realized and Unrealized Gain on Investments	0.78		0.65	1.34	0.48
Total from Investment Operations	0.76		0.61	1.23	0.29

Distributions from:
Net Realized Gain	-		(0.56)	(0.08)	-
Total Distributions	-		(0.56)	(0.08)	-

Paid in Capital From Redemption Fees (c) *	-		-	-	-

Net Asset Value, at End of Period/Year	$ 12.25		$ 11.49	$ 11.44	$ 10.29

Total Return (a)	6.61%	***	5.72%	11.94%	2.90%	*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 4,449		$ 4,358	$ 2,129	$ 1,521
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	3.50%	**	3.18%	4.26%	12.14%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(1.88)%	**	(1.53)%	(2.94)%	(10.70)%	** (e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	2.00%	**	1.96%	2.35%	5.92%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(0.37)%	**	(0.31)%	(1.02)%	(4.49)%	** (e)
Portfolio Turnover	68.51%	***	164.13%	216.65%	46.12%	***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.
(e) The ratios include 4.70% annualized for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).
(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 4.73%.
(g) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
* Per share amounts are calculated using the average shares method.
** Annualized.
*** Not Annualized.
The accompanying notes are an integral part of these financial statements.

AmericaFirst Large Cap Share Buyback Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout the period or year presented.

	(Unaudited)
	Six Months
	Ended		Years Ended			Period Ended	(d)
	12/31/2019		6/30/2019		6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 11.68		$ 11.59		$ 10.33	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.01)		(0.00)	(c)	(0.01)	(0.20)
Net Realized and Unrealized Gain on Investments	0.81		0.65		1.35	0.53
Total from Investment Operations	0.80		0.65		1.34	0.33

Distributions from:
Net Realized Gain	-		(0.56)		(0.08)	-
Total Distributions	-		(0.56)		(0.08)	-

Paid in Capital From Redemption Fees (c) *	-		-		-	-

Net Asset Value, at End of Period/Year	$ 12.48		$ 11.68		$ 11.59	$ 10.33

Total Return (a)	6.85%	***	5.99%		12.97%	3.30%	*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 1,342		$ 2,274		$ 2,120	$ 341
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	3.22%	**	2.91%		3.58%	15.47%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(1.58)%	**	(1.29)%		(2.29)%	(13.91)%	** (e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	1.74%	**	1.66%		1.34%	6.44%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(0.10)%	**	(0.04)%		(0.07)%	(4.89)%	** (e)
Portfolio Turnover	68.51%	***	164.13%		216.65%	46.12%	***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.
(e) The ratios include 4.70% annualized for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).
(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 5.66%.
(g) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
* Per share amounts are calculated using the average shares method.
** Annualized.
*** Not Annualized.
The accompanying notes are an integral part of these financial statements.

AmericaFirst Large Cap Share Buyback Fund - Class U

Financial Highlights
Selected data for a share outstanding throughout the period or year presented.

	(Unaudited)
	Six Months
	Ended		Years Ended		Period Ended	(d)
	12/31/2019		6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 11.34		$ 11.36	$ 10.28	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.06)		(0.11)	(0.17)	(0.26)
Net Realized and Unrealized Gain on Investments	0.77		0.65	1.33	0.54
Total from Investment Operations	0.71		0.54	1.16	0.28

Distributions from:
Net Realized Gain	-		(0.56)	(0.08)	-
Total Distributions	-		(0.56)	(0.08)	-

Paid in Capital From Redemption Fees (c) *	-		-	-	-

Net Asset Value, at End of Period/Year	$ 12.05		$ 11.34	$ 11.36	$ 10.28

Total Return (a)	6.26%	***	5.12%	11.27%	2.80%	*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 1,327		$ 1,053	$ 374	$ 55
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	4.21%	**	3.92%	4.51%	16.00%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(2.59)%	**	(2.24)%	(3.26)%	(14.52)%	** (e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	2.75%	**	2.68%	2.80%	7.84%	** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(1.12)%	**	(1.00)%	(1.55)%	(6.36)%	** (e)
Portfolio Turnover	68.51%	***	164.13%	216.65%	46.12%	***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.
(e) The ratios include 4.70% annualized for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).
(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 5.23%.
(g) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
* Per share amounts are calculated using the average shares method.
** Annualized.
*** Not Annualized.
The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Rotation Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout each year or period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2019		6/30/2019	6/30/2018		6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Year/Period	$ 10.64		$ 11.43	$ 11.60		$ 10.08		$ 10.06		$ 10.37

From Investment Operations:
Net Investment Income (Loss) *	(0.05)		0.02	(0.02)		(0.11)		(0.03)		0.05
Net Realized and Unrealized Gain (Loss) on Investments	0.35		(0.74)	(0.10)		1.63		0.07	(d)	(0.29)
Total from Investment Operations	0.30		(0.72)	(0.12)		1.52		0.04		(0.24)

Distributions from:
Net Investment Income	-		(0.07)	-		-		-		-
Net Realized Gains	-		-	(0.05)		-		(0.02)		(0.07)
Total from Distributions	-		(0.07)	(0.05)		-		(0.02)		(0.07)

Paid in Capital From Redemption Fees *	-		-	-	(c)	-		-	(c)	-	(c)

Net Asset Value, at End of Year/Period	$ 10.94		$ 10.64	$ 11.43		$ 11.60		$ 10.08		$ 10.06

Total Return (a)	2.82%	(h)	(6.22)%	(1.03)%		15.08%	***	0.42%	***	(2.36)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 1,254		$ 1,597	$ 2,168		$ 2,673		$ 2,759		$ 3,934
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(e)	3.15%	(g)	2.87%	2.73%		3.89%	**	3.57%	**	2.74%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(e)(f)	(1.35)%	(g)	(0.07)%	(0.33)%		(1.96)%	**	(1.32)%	**	0.19%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(e)	2.70%	(g)	2.61%	2.58%		2.95%	**	2.60%	**	2.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(e)(f)	(0.91)%	(g)	0.19%	(0.18)%		(1.02)%	**	(0.34)%	**	0.48%
Portfolio Turnover	431.69%	(h)	496.90%	356.75%		426.81%		445.44%		429.87%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.

(d) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(e) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.09%, and 0.00%, respectively.
(f) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Annualized.
(h) Not annualized.
* Per share amounts are calculated using the average shares method.
** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 15.58% and 0.50%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Rotation Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout each year or period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2019		6/30/2019	6/30/2018		6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Year/Period	$ 10.90		$ 11.61	$ 11.67		$ 10.10		$ 10.11		$ 10.41

From Investment Operations:
Net Investment Income (Loss) *	0.00	(c)	0.12	0.08		(0.06)		0.03		0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.38		(0.76)	(0.09)		1.63		0.06	(d)	(0.33)
Total from Investment Operations	0.38		(0.64)	(0.01)		1.57		0.09		(0.20)

Distributions from:
Net Investment Income	-		(0.07)	-		-		-		-
Net Realized Gains	-		-	(0.05)		-		(0.10)		(0.10)
Total Distributions	-		(0.07)	(0.05)		-		(0.10)		(0.10)

Paid in Capital From Redemption Fees *	-		-	-	(c)	-		-	(c)	-	(c)

Net Asset Value, at End of Year/Period	$ 11.28		$ 10.90	$ 11.61		$ 11.67		$ 10.10		$ 10.11

Total Return (a)	3.49%	(h)	(5.45)%	(0.08)%		15.54%	***	0.93%	***	(1.93)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 3,577		$ 3,642	$ 4,567		$ 4,217		$ 3,737		$ 9,712
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(e)	2.93%	(g)	2.73%	2.48%		3.65%	**	3.01%	**	2.22%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(e)(f)	(1.15)%	(g)	0.06%	(0.08)%		(1.72)%	**	(0.52)%	**	1.02%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(e)	1.75%	(g)	1.66%	1.75%		2.44%	**	2.10%	**	1.95%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(e)(f)	0.03%	(g)	1.14%	0.65%		(0.52)%	**	0.39%	**	1.29%
Portfolio Turnover	431.69%	(h)	496.90%	356.75%		426.81%		445.44%		429.87%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.

(d) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(e) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.09%, and 0.00%, respectively.
(f) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Annualized.
(h) Not annualized.
* Per share amounts are calculated using the average shares method.
** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 15.99% and 1.01%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Rotation Fund - Class U

Financial Highlights
Selected data for a share outstanding throughout each year or period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2019		6/30/2019	6/30/2018		6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Year/Period	$ 10.35		$ 11.20	$ 11.42		$ 9.98		$ 10.00		$ 10.34

From Investment Operations:
Net Investment Income (Loss) *	(0.07)		(0.03)	(0.08)		(0.15)		(0.08)		0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.34		(0.73)	(0.09)		1.59		0.07	(d)	(0.30)
Total from Investment Operations	0.27		(0.76)	(0.17)		1.44		(0.01)		(0.29)

Distributions from:
Net Investment Income	-		(0.09)	-		-		-		-
Net Realized Gains	-		-	(0.05)		-		(0.01)		(0.05)
Total Distributions	-		(0.09)	(0.05)		-		(0.01)		(0.05)

Paid in Capital From Redemption Fees *	-		-	-	(c)	-		-	(c)	-	(c)

Net Asset Value, at End of Year/Period	$ 10.62		$ 10.35	$ 11.20		$ 11.42		$ 9.98		$ 10.00

Total Return (a)	2.61%	(h)	(6.71)%	(1.49)%		14.43%	***	(0.11)%	***	(2.84)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 937		$ 999	$ 1,483		$ 2,727		$ 2,506		$ 3,196
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(e)	3.82%	(g)	3.48%	3.47%		4.69%	**	4.10%	**	3.23%
Ratio of Net Investment Loss to Average Net Assets (b)(e)(f)	(2.02)%	(g)	(0.66)%	(1.09)%		(2.73)%	**	(1.86)%	**	(0.18)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(e)	3.21%	(g)	3.11%	3.09%		3.41%	**	3.10%	**	2.95%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(e)(f)	(1.41)%	(g)	(0.29)%	(0.71)%		(1.45)%	**	(0.86)%	**	0.10%
Portfolio Turnover	431.69%	(h)	496.90%	356.75%		426.81%		445.44%		429.87%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.

(d) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(e) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.09%, and 0.00%, respectively.
(f) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Annualized.
(h) Not annualized.
* Per share amounts are calculated using the average shares method.
** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement.  Excluding these expenses, total return would have been 14.83% and (0.03)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Monthly Risk-On Risk-Off Fund - Class A(f)

Financial Highlights
Selected data for a share outstanding throughout each year or period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2019		6/30/2019		6/30/2018		6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Year/Period	$ 13.05		$ 13.50		$ 12.32		$ 11.87		$ 11.71		$ 12.01

From Investment Operations:
Net Investment Loss *	(0.07)		(0.10)		(0.09)		(0.06)		(0.21)		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.65		(0.35)		1.27		0.51		0.37		(0.29)
Total from Investment Operations	0.58		(0.45)		1.18		0.45		0.16		(0.30)

Paid in Capital From Redemption Fees *	-	(c)	-	(c)	-	(c)	-		-	(c)	-	(c)

Net Asset Value, at End of Year/Period	$ 13.63		$ 13.05		$ 13.50		$ 12.32		$ 11.87		$ 11.71

Total Return (a)	4.44%	(h)	(3.33)%		9.58%		3.79%	***	1.37%	***	(2.50)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 5,514		$ 5,699		$ 3,608		$ 4,183		$ 6,045		$ 7,191
Before Waiver/Reimbursement or Recoupment:
Ratio of Expenses to Average Net Assets (b)(d)	2.58%	(g)	2.46%		3.20%		4.00%	**	4.68%	**	3.44%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(0.92)%	(g)	(0.66)%		(1.30)%		(1.54)%	**	(2.93)%	**	(0.84)%
After Waiver/Reimbursement or Recoupment:
Ratio of Expenses to Average Net Assets (b)(d)	2.65%	(g)	2.60%		2.59%		2.98%	**	3.62%	**	2.71%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(0.81)%	(g)	(0.81)%		(0.69)%		(0.52)%	**	(1.87)%	**	(0.11)%
Portfolio Turnover	451.08%	(h)	546.50%		794.40%		354.88%		333.49%		529.08%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.06%, 1.13%, and 0.25%, respectively.
(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.
(g) Annualized.
(h) Not annualized.
* Per share amounts are calculated using the average shares method.
** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 4.21% and 1.44%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Monthly Risk-On Risk-Off Fund - Class I (f)

Financial Highlights
Selected data for a share outstanding throughout each year or period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2019		6/30/2019		6/30/2018		6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Year/Period	$ 13.97		$ 14.30		$ 12.94		$ 12.37		$ 12.03		$ 12.22

From Investment Operations:
Net Investment Income (Loss) *	0.01		0.02		0.03		0.03		(0.08)		0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.69		(0.35)		1.33		0.54		0.42		(0.29)
Total from Investment Operations	0.70		(0.33)		1.36		0.57		0.34		(0.19)

Paid in Capital From Redemption Fees *	-	(c)	-	(c)	-	(c)	-		-	(c)	-	(c)

Net Asset Value, at End of Year/Period	$ 14.67		$ 13.97		$ 14.30		$ 12.94		$ 12.37		$ 12.03

Total Return (a)	5.01%	(h)	(2.31)%		10.51%		4.61%	***	2.83%	***	(1.55)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 9,629		$ 1,259		$ 1,001		$ 378		$ 308		$ 653
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	1.95%	(g)	2.49%		2.87%		4.00%	**	4.21%	**	2.91%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(0.38)%	(g)	(0.69)%		(0.98)%		(1.38)%	**	(2.55)%	**	(0.33)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	1.45%	(g)	1.67%		1.66%		2.39%	**	2.28%	**	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)(e)	0.12%	(g)	0.13%		0.24%		0.22%	**	(0.63)%	**	0.83%
Portfolio Turnover	546.50%	(h)	546.50%		794.40%		354.88%		333.49%		529.08%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.08%, 1.13%, and 0.25%, respectively.
(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.
(g) Annualized.
(h) Not annualized.
* Per share amounts are calculated using the average shares method.
** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 5.17% and 2.90%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Monthly Risk-On Risk-Off Fund - Class U (f)

Financial Highlights
Selected data for a share outstanding throughout each year or period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2019		6/30/2019		6/30/2018		6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Year/Period	$ 12.48		$ 12.98		$ 11.91		$ 11.52		$ 11.43		$ 11.78

From Investment Operations:
Net Investment Loss *	(0.10)		(0.15)		(0.15)		(0.12)		(0.27)		(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	0.62		(0.35)		1.22		0.51		0.36		(0.28)
Total from Investment Operations	0.52		(0.50)		1.07		0.39		0.09		(0.35)

Paid in Capital From Redemption Fees *	-	(c)	-	(c)	-	(c)	-		-	(c)	-	(c)

Net Asset Value, at End of Year/Period	$ 13.00		$ 12.48		$ 12.98		$ 11.91		$ 11.52		$ 11.43

Total Return (a)	4.17%	(h)	(3.85)%		8.98%		3.39%	***	0.79%	***	(2.97)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 5,715		$ 6,342		$ 2,666		$ 3,331		$ 4,262		$ 6,012
Before Waiver/Reimbursement or Recoupment:
Ratio of Expenses to Average Net Assets (b)(d)	3.15%	(g)	3.11%		3.96%	4.80%	**	5.20%	**	3.94%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.48)%	(g)	(1.33)%		(2.08)%		(2.31)%	**	(3.47)%	**	(1.34)%
After Waiver/Reimbursement or Recoupment:
Ratio of Expenses to Average Net Assets (b)(d)	3.15%	(g)	3.10%		3.10%		3.50%	**	4.15%	**	3.20%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.49)%	(g)	(1.31)%		(1.21)%		(1.01)%	**	(2.42)%	**	(0.61)%
Portfolio Turnover	546.50%	(h)	546.50%		794.40%		354.88%		333.49%		529.08%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.07%, 1.13%, and 0.25%, respectively.
(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.
(g) Annualized.
(h) Not annualized.
* Per share amounts are calculated using the average shares method.
** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 3.82% and 0.86%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout each year or period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2019		6/30/2019	6/30/2018	6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Year/Period	$ 6.13		$ 7.00	$ 7.41	$ 6.70		$ 8.14		$ 9.25

From Investment Operations:
Net Investment Income *	0.10		0.22	0.25	0.20		0.26		0.25
Net Realized and Unrealized Gain (Loss) on Investments	0.08		(0.65)	(0.22)	0.96		(1.19)		(0.75)
Total from Investment Operations	0.18		(0.43)	0.03	1.16		(0.93)		(0.50)

Distributions from:
Net Investment Income	(0.22)		(0.21)	(0.24)	(0.18)		(0.22)		(0.18)
Return of Capital	-	(c)	(0.23)	(0.20)	(0.27)		(0.29)		(0.43)
Total Distributions	(0.22)		(0.44)	(0.44)	(0.45)		(0.51)		(0.61)

Paid in Capital From Redemption Fees (c) *	-		-	-	-		-		-

Net Asset Value, at End of Year/Period	$ 6.09		$ 6.13	$ 7.00	$ 7.41		$ 6.70		$ 8.14

Total Return (a)	3.02%	(g)	(6.25)%	0.50%	17.61%	***	(11.80)%	***	(5.54)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 5,087		$ 5,583	$ 6,395	$ 6,964		$ 7,821		$ 11,517
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.83%	(f)	2.62%	2.75%	3.63%	**	3.27%	**	2.43%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	2.71%	(f)	3.16%	3.07%	2.05%	**	2.92%	**	2.60%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.42%	(f)	2.36%	2.35%	2.93%	**	2.63%	**	2.21%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	3.11%	(f)	3.42%	3.47%	2.76%	**	3.56%	**	2.82%
Portfolio Turnover	340.16%	(g)	530.98%	331.95%	125.07%		349.38%		226.22%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.35%, 0.37%, and 0.01%, respectively.
(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Annualized.
(g) Not annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 17.92% and (11.73)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout each year or period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2019		6/30/2019	6/30/2018	6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Year/Period	$ 6.33		$ 7.18	$ 7.54	$ 6.78		$ 8.19		$ 9.27

From Investment Operations:
Net Investment Income *	0.12		0.29	0.31	0.26		0.35		0.31
Net Realized and Unrealized Gain (Loss) on Investments	0.09		(0.68)	(0.21)	0.95		(1.22)		(0.73)
Total from Investment Operations	0.21		(0.39)	0.10	1.21		(0.87)		(0.42)

Distributions from:
Net Investment Income	(0.23)		(0.23)	(0.26)	(0.18)		(0.19)		(0.21)
Return of Capital	-		(0.23)	(0.20)	(0.27)		(0.35)		(0.45)
Total Distributions	(0.23)		(0.46)	(0.46)	(0.45)		(0.54)		(0.66)

Paid in Capital From Redemption Fees (c) *	-		-	-	-		-		-

Net Asset Value, at End of Year/Period	$ 6.31		$ 6.33	$ 7.18	$ 7.54		$ 6.78		$ 8.19

Total Return (a)	3.38%	(g)	(5.55)%	1.42%	18.36%	***	(10.91)%	***	(4.72)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 2,955		$ 3,195	$ 3,386	$ 3,199		$ 2,781		$ 6,380
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.59%	(f)	2.40%	2.49%	3.18%	**	2.68%	**	1.93%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	2.96%	(f)	3.47%	3.31%	2.55%	**	3.51%	**	3.04%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	1.63%	(f)	1.56%	1.54%	2.13%	**	1.64%	**	1.40%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	3.93%	(f)	4.31%	4.26%	3.60%	**	4.56%	**	3.57%
Portfolio Turnover	340.16%	(g)	530.98%	331.95%	125.07%		349.38%		226.22%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.35%, 0.37%, and 0.01%, respectively.
(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Annualized.
(g) Not annualized.
* Per share amounts are calculated using the average shares method.
** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 18.83% and (10.84)%, respectively.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Fund - Class U

Financial Highlights
Selected data for a share outstanding throughout each year or period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2019		6/30/2019	6/30/2018	6/30/2017		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Year/Period	$ 6.18		$ 7.03	$ 7.43	$ 6.71		$ 8.14		$ 9.25

From Investment Operations:
Net Investment Income *	0.08		0.19	0.21	0.17		0.23		0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.09		(0.65)	(0.22)	0.95		(1.19)		(0.74)
Total from Investment Operations	0.17		(0.46)	(0.01)	1.12		(0.96)		(0.54)

Distributions from:
Net Investment Income	(0.20)		(0.16)	(0.19)	(0.16)		(0.18)		(0.17)
Return of Capital	-		(0.23)	(0.20)	(0.24)		(0.29)		(0.40)
Total Distributions	(0.20)		(0.39)	(0.39)	(0.40)		(0.47)		(0.57)

Paid in Capital From Redemption Fees (c) *	-		-	-	-		-		-

Net Asset Value, at End of Year/Period	$ 6.15		$ 6.18	$ 7.03	$ 7.43		$ 6.71		$ 8.14

Total Return (a)	2.73%	(g)	(6.65)%	(0.07)%	16.98%	***	(12.14)%	***	(6.01)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 2,246		$ 2,703	$ 2,982	$ 4,352		$ 5,665		$ 10,526
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.54%	(f)	3.31%	3.51%	4.47%	**	3.73%	**	2.93%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	1.97%	(f)	2.44%	2.25%	1.21%	**	2.48%	**	2.10%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.92%	(f)	2.86%	2.87%	3.44%	**	3.09%	**	2.71%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	2.59%	(f)	2.89%	2.89%	2.24%	**	3.13%	**	2.32%
Portfolio Turnover	340.16%	(g)	530.98%	331.95%	125.07%		349.38%		226.22%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) These ratios exclude the impact of the expenses of the underlying acquired funds.
(c) Less than $0.01 per share.
(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.36%, 0.37%, and 0.01%, respectively.
(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Annualized.
(g) Not annualized.
* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).
*** Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 17.29% and (12.07)%, respectively.
The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2019 (UNAUDITED)

 1. ORGANIZATION AND SIGNIFCANT ACCOUNTING POLICIES

AmericaFirst Quantitative Funds (the “Trust”) was reorganized as a Delaware statutory trust on January 4, 2013. Prior to January 4, 2013, the series of the Trust, other than AmericaFirst Seasonal Rotation Fund and AmericaFirst Large Cap Share Buyback Fund, were each a part of the Mutual Fund Series Trust, an Ohio business trust organized on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of five series: AmericaFirst Defensive Growth Fund, AmericaFirst LargeCap Share Buyback Fund, AmericaFirst Seasonal Rotation Fund (formerly AmericaFirst Seasonal Trends Fund), AmericaFirst Monthly Risk-on Risk-off Fund (formerly AmericaFirst Tactical Income Fund and AmericaFirst Absolute Return Fund), and AmericaFirst Income Fund (formerly AmericaFirst Income Trends Fund) (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust, except the Large Cap Share Buyback Fund which is non-diversified. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC (the “Manager”) is investment advisor to the Funds.

AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

AmericaFirst Large Cap Share Buyback Fund (“Large Cap Share Buyback Fund”) commenced operations on January 31, 2017. The Fund’s investment objective is to provide growth of capital.

AmericaFirst Seasonal Rotation Fund (“Seasonal Rotation Fund”) commenced operations on October 31, 2013. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.

AmericaFirst Monthly Risk-on Risk-off Fund (“Risk-on Risk-off Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

AmericaFirst Income Fund (“Income Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve a high rate of current income with less volatility than common stocks as measured by standard deviation. The Fund seeks total return as a secondary investment objective.

The Funds each offer three classes of shares, Class A, Class I, and Class U. Each class differs as to sales and redemption charges and ongoing fees.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for each Fund’s assets and liabilities measured at fair value:

Defensive Growth Fund

Assets	Total
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$6,013,066	$6,013,066	$—	$—
Money Market Fund	68,443	68,443	—	—
Total	$6,081,509	$6,081,509	$—	$—

Large Cap Share Buyback Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$7,132,381	$7,132,381	$—	$—
Total	$7,132,381	$7,132,381	$—	$—

 Seasonal Rotation Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$4,636,467	$4,636,467	$—	$—
Exchange Traded Fund	1,133,945	1,133,945	—	—
Limited Partnership (2)	132,844	132,844	—	—
Total	$5,903,256	$5,903,256	$—	$—

Risk-on Risk-off Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$17,790,664	$17,790,664	$—	$—
Exchange Traded Funds	2,474,400	2,474,400	—	—
Money Market Fund	605,440	605,440	—	—
Total	$20,870,504	$20,870,504	$—	$—

Income Fund

Assets (1)	Total
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$5,573,906	$5,228,365	$—	$—
Corporate Bonds (2)	461,298	—	461,298	—
Exchange Traded Funds	1,507,621	1,507,621	—	—
Foreign Government Agencies & Obligation (2)	5,163	—	5,163	—
Limited Partnerships (2)	1,528,532	1,528,532	—	—
Real Estate Investment Trusts	1,223,766	1,223,766	—	—
Money Market Fund	176,273	176,273	—	—
Total	$10,476,559	$10,010,098	$466,461	$—

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

(1)

As of and during the six months ended December 31, 2019, none of the Funds held securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

(2)	For a detailed break-out of securities by investment industry please refer to the Schedules of Investments.

b)       Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

c)       Federal Income Tax – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2017-2019) or expected to be taken in the Funds’ 2020 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d)       Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e)       Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

 f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on average net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

g)       Foreign Currency – The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)       Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

k)     Restricted securities are generally acquired directly or indirectly from an issuer in a nonpublic offering. Because restricted securities are generally subject to restrictions on transfer, market quotations for such securities are generally not readily available, and they are considered to be illiquid securities.  The Board of Trustees (“Board”) has adopted Portfolio Securities Valuation Procedures that, among other things, provide guidelines for the valuation of portfolio securities for which market quotations are not readily available (“Valuation Procedures”). The Valuation Procedures

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

delegate the responsibility for determining the fair value of securities for which market quotations are not readily available to a Valuation Committee, subject to review and oversight by the Board of Trustees (“Board”).  Under circumstances where the Adviser determines that the market quotation or the price provided by a pricing service does not accurately reflect the current market value, such securities are also valued as determined in good faith by the Valuation Committee, subject to review and oversight by Board of Trustees.  Restricted securities are categorized in Level 3 of the fair value hierarchy.

l)     Credit Risk - The Deposits held in the Fund’s portfolio include deposits in a checking account and money market deposit account.  These deposits will be limited to accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government. Deposits that Congress affirmed to be backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind.  Further, each of the Fund’s deposits will not exceed the FDIC’s Standard Maximum Deposit Insurance Amount (“SMDIA”) which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each deposit.  To the extent the Fund’s deposits with a particular bank exceed the federally insured limit; any amount of the Fund’s deposit over the federally insured limit will not be covered by FDIC insurance.

m)

Distributions from REITs -

Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

2. INVESTMENT TRANSACTIONS

For the six months ended December 31, 2019, aggregate purchases and sales of investment securities (excluding short-term investments and government securities) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$25,590,134	$26,881,275
Large Cap Buyback Fund	4,755,848	5,473,987
Seasonal Rotation Fund	27,030,017	27,327,766
Risk-on Risk-off Fund	76,310,577	70,053,927
Income Fund	36,852,895	37,684,731

  3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AmericaFirst Capital Management, LLC (“AFCM” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of an Investment Management Agreement with the Trust (the “Management Agreement”). Under the terms of the Management Agreement, AFCM is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreement provides that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreement, the Manager is paid a bi-monthly (or more frequently) management fee at the annual rate of the average daily net assets were as follows:

Defensive Growth Fund	1.50%
Large Cap Buyback Fund	1.25%
Seasonal Rotation Fund	1.25%
Risk-on Risk-off Fund	1.00%
Income Fund	1.25%

For the six months ended December 31, 2019, management fees were as follows:

Defensive Growth Fund	$50,111
Large Cap Buyback Fund	$43,759
Seasonal Rotation Fund	$40,002
Risk-on Risk-off Fund	$78,285
Income Fund	$69,044

AFCM and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, legal fees, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) at the ratios to average daily net assets detailed below.  Below are the ratios, by class, per each contractual agreement for the time period November 1, 2018 through October 31, 2019:

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

	Class A	Class I	Class U	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	October 31, 2019
Large Cap Buyback Fund	1.75%	1.50%	2.50%	October 31, 2019
Seasonal Rotation Fund	2.45%	1.50%	2.95%	October 31, 2019
Risk-on Risk-off Fund	2.45%	1.50% *	2.95%	October 31, 2019
Income Fund	2.20%	1.40%	2.70%	October 31, 2019

* Ratio was 1.20% as of September 1, 2019.

Below are the ratios, by class, per each contractual agreement for the time period November 1, 2019 through December 31, 2019:

	Class A	Class I	Class U	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	October 31, 2020
Large Cap Buyback Fund	1.75%	1.50%	2.50%	October 31, 2020
Seasonal Rotation Fund	2.45%	1.50%	2.95%	October 31, 2020
Risk-on Risk-off Fund	2.45%	1.20%	2.95%	October 31, 2020
Income Fund	2.20%	1.40%	2.70%	October 31, 2020

Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the date in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees.

	June 30, 2020	June 30, 2021	June 30, 2022
Defensive Growth Fund
Class A	-	$7,907	$20,253
Class I	$18,054	$31,502	$24,942
Class U	$8,065	$13,774	$12,417
Large Cap Buyback Fund
Class A	$25,694	$36,716	$42,578
Class I	$10,715	$10,741	$33,647
Class U	$1,598	$1,694	$8,654
Seasonal Rotation Fund
Class A	$23,591	$3,798	$4,793
Class I	$46,405	$33,490	$42,490
Class U	$28,554	$9,166	$4,258
Risk-on Risk-off Fund
Class A	$51,409	$6,399	-
Class I	$5,836	$26,061	$2,948
Class U	$49,300	$49,300	$3,645
Income Fund
Class A	$44,062	$26,991	$16,231
Class I	$39,296	$29,990	$31,655
Class U	$45,746	$21,493	$12,991

During the six months ended December 31, 2019, the Advisor recouped $7,718 from Class A shares of the Risk-on Risk-off Fund.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Distributor – The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, other than class I, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.25% for Class A and 1.00%      Class U per year of its average daily net assets for such distribution and shareholder service activities.  During the six months ended December 31, 2019, fees incurred under the Plan were as follows:

Defensive Growth Fund	$10,515
Large Cap Buyback Fund	$10,388
Seasonal Rotation Fund	$ 5,871
Risk-on Risk-off Fund	$35,900
Income Fund	$18,902

Mutual Shareholder Services, LLC (“MSS”) serves as the Funds’ Transfer Agent, Accounting Agent, and Administrator.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees, who are not “interested persons” as that term is defined in the 1940 Act, will be paid a fee of $10,000 per year. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

 4. REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares within 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the six months ended December 31, 2019, redemption fees were assessed as follows:

Defensive Growth Fund	$13
Large Cap Buyback Fund	$700
Seasonal Rotation Fund	$3,660
Risk-on Risk-off Fund	$1,213
Income Fund	$1,105

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended June 30, 2019, and the six months ended December 31, 2019 was as follows:

For the six months ended December 31, 2019:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
AmericaFirst Defensive Growth Fund	$—	$—	$—	$—
AmericaFirst Large Cap Buyback Fund	—	—	—	—
AmericaFirst Seasonal Rotation Fund	—	—	—	—
AmericaFirst Risk-on Risk-off Fund	—	—	—	—
AmericaFirst Income Fund	386,138	—	202	386,340

For the year ended June 30, 2019:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
AmericaFirst Defensive Growth Fund	$—	$—	$—	$—
AmericaFirst Large Cap Buyback Fund	340,396	37,154	—	377,550
AmericaFirst Seasonal Rotation Fund	49,868	—	—	49,868
AmericaFirst Risk-on Risk-off Fund	—	—	—	—
AmericaFirst Income Fund	397,470	—	458,000	855,470

As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)

AmericaFirst Defensive Growth Fund	$—	$—	$(966,295)	$(8,850,386)	$—	$287,123	$(9,529,558)
AmericaFirst Large Cap Buyback Fund	—	—	(329,381)	—	—	326,541	(2,840)
AmericaFirst Seasonal Rotation Fund	—	—	(589,778)	(251,670)	—	135,497	(705,951)
AmericaFirst Risk-on Risk-off Fund	—	—	(181,959)	(11,840,572)	—	(53,145)	(12,075,676)
AmericaFirst Income Fund	—	—	(779,917)	(8,898,942)	—	(245,793)	(9,924,652)

The difference between book basis and tax basis unrealized appreciation/ (depreciation), undistributed net investment income/loss and accumulated net realized gains/ (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for real estate investment trusts, partnerships, grantor trusts and constructive sales of securities held short. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and adjustments for constructive sales of securities held short.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
AmericaFirst Defensive Growth Fund	$42,611
AmericaFirst Large Cap Buyback Fund	4,629
AmericaFirst Seasonal Rotation Fund	4,701
AmericaFirst Risk-on Risk-off Fund	78,117
AmericaFirst Income Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
AmericaFirst Defensive Growth Fund	$923,684
AmericaFirst Large Cap Buyback Fund	324,752
AmericaFirst Seasonal Rotation Fund	585,077
AmericaFirst Risk-on Risk-off Fund	103,842
AmericaFirst Income Fund	779,917

At June 30, 2019, the Funds below had capital loss carry forwards with no expiration date for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
AmericaFirst Defensive Growth Fund	$8,280,868	$569,518	$8,850,386
AmericaFirst Large Cap Buyback Fund	—	—	—
AmericaFirst Seasonal Rotation Fund	251,670	—	251,670
AmericaFirst Risk-on Risk-off Fund	10,058,819	1,781,753	11,840,572
AmericaFirst Income Fund	8,898,942	—	8,898,942

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses, non-deductible expenses, the reclass of Fund distributions and equalization debits, and adjustments for C-corporation return of capital distributions, capitalization in lieu of dividend payments, real estate investment trusts, grantor trusts and partnerships, resulted in reclassifications for the fiscal year ended June 30, 2019 as follows:

	Paid In Capital	Distributable Earnings

AmericaFirst Defensive Growth Fund	$(261,007)	$261,007
AmericaFirst Large Cap Buyback Fund	—	—
AmericaFirst Seasonal Rotation Fund	(9,178)	9,178
AmericaFirst Risk-on Risk-off Fund	7,249,634	(7,249,634)
AmericaFirst Income Fund	(4,878)	4,878

6. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment in the financial statements.  However, the following disclosures are applicable:

Distributions

During the period subsequent to year-end, the Income Fund paid the following distributions per share:

Class A

	Pay Date	Rate

Ordinary Income	1/30/2020	0.03695

Class I

	Pay Date	Rate

Ordinary Income	1/30/2020	0.03840

Class U

	Pay Date	Rate

Ordinary Income	1/30/2020	0.03270

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

7. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, accounting principles generally accepted in the United States of America (“GAAP”), International Financial Reporting Standards, or changes in technology or the business environment.  These regulations were effective November 5, 2018, and the Funds are complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.”  ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820.  In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements.  ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.  Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period July 1, 2019 and held for the entire period through December 31, 2019.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2019 (UNAUDITED)

AmericaFirst Defensive Growth Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$993.80	$13.57
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.59	$13.69

* Expenses are equal to the Fund's annualized expense ratio of 2.70%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Defensive Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$996.12	$11.02
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.17	$11.12

* Expenses are equal to the Fund's annualized expense ratio of 2.19%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Defensive Growth Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$992.42	$16.07
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.07	$16.20

* Expenses are equal to the Fund's annualized expense ratio of 3.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst LargeCap Buyback Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,066.14	$10.42
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.12	$10.16

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst LargeCap Buyback Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,068.49	$9.07
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.43	$8.84

* Expenses are equal to the Fund's annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst LargeCap Buyback Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,062.61	$14.30
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.34	$13.94

* Expenses are equal to the Fund's annualized expense ratio of 2.75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Seasonal Rotation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,028.20	$13.80
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.59	$13.69

* Expenses are equal to the Fund's annualized expense ratio of 2.70%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Seasonal Rotation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,034.86	$8.98
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.38	$8.89

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Seasonal Rotation Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,026.09	$16.39
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.02	$16.25

* Expenses are equal to the Fund's annualized expense ratio of 3.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Monthly Risk-On Risk-Off Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,041.25	$13.63
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.85	$13.44

* Expenses are equal to the Fund's annualized expense ratio of 2.65%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Monthly Risk-On Risk-Off Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,047.11	$7.48
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.90	$7.38

* Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Monthly Risk-On Risk-Off Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,041.67	$16.21
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.33	$15.95

* Expenses are equal to the Fund's annualized expense ratio of 3.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Income Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,030.16	$12.38
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.01	$12.28

* Expenses are equal to the Fund's annualized expense ratio of 2.42%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Income Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,033.81	$8.36
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.99	$8.29

* Expenses are equal to the Fund's annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AmericaFirst Income Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,027.33	$14.92
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.49	$14.80

* Expenses are equal to the Fund's annualized expense ratio of 2.92%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2019 (UNAUDITED)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217 -8363; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

Renewal of the Investment Advisory Agreement between the AmericaFirst Quantitative Funds and the Adviser

At an in person meeting held on September 25, 2019, the Board of Trustees (the "Board" or the "Trustees") including the Trustees who are not "interested persons", as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "Independent Trustees"), considered the renewal of the investment advisory agreement (the "Advisory Agreement") between the AmericaFirst Quantitative Funds (the "Trust") and AmericaFirst Capital Management, LLC (the "Adviser"), with respect to the AmericaFirst Defensive Growth Fund (the "Defensive Growth Fund"), AmericaFirst Income Fund (the "Income Fund"), AmericaFirst Monthly Risk-On Risk-Off Fund (the " Risk-On Risk-Off Fund "), AmericaFirst Seasonal Rotation Fund (the "Seasonal Rotation Fund"), and AmericaFirst Large Cap Share Buyback Fund (the "Buyback Fund") (each a "Fund" and together, the "Funds"). In its consideration of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summarizes matters considered.

Nature, Extent and Quality of Services.  The Board examined the nature, extent and quality of the services provided by the Adviser to the Funds.  The Trustees reviewed materials provided by the Adviser related to the Advisory Agreement with the Trust on behalf of the Funds, a description of investment decisions and trade execution, both parts of the Adviser’s Form ADV, a revenue and expenses summary, current and projected assessment of financial condition, an overview of the personnel that perform services for the Funds, the compliance policies and procedures of the Adviser, including a representation that the Adviser has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), historical and comparative performance information, and other policies and procedures of the Adviser.  The Trustees considered Adviser summaries regarding the Funds’ investment strategies.  The Trustees discussed the nature of the Adviser’s operations, increased financial flexibility, the quality of the Adviser’s compliance infrastructure, and the experience of its fund management support personnel.  The Trustees noted that the Adviser has recently become profitable, albeit modestly so and that the financial strain of borrowing has been lessened as much of the Adviser’s debt has been converted to preferred stock with more manageable features.  The Trustees also noted that the Trust and the Adviser jointly participate in a $1 million errors and omissions insurance policy with a $50,000 deductible.  After further discussion, the Trustees concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser generally meet the Board’s expectations.

Performance.  Next, the Board compared the performance of each Fund against a respective benchmark and peer group over the one-year, three-year, and five-year periods, as applicable.  The Monthly Risk-On Risk-Off  Fund significantly underperformed its benchmark, the S&P 500 Index, for the time periods shown; and outperformed the Morningstar Tactical Allocation peer group for the five-year period, but underperformed noticeably for the one-year and three-year periods.  The Income Fund lagged its benchmark, the Bloomberg Barclays Aggregate Bond Index, significantly for the one-year and somewhat for the three-year period; and outperformed over the three-year period; and underperformed the Morningstar Tactical Allocation peer group for the periods shown.  The Defensive Growth Fund significantly underperformed its benchmark, the S&P 500 Index, for the time periods shown, and noticeably underperformed the Morningstar Long/Short Equity peer group for the three-year and five-year periods, but outperformed for the one-year period.  The Seasonal Rotation Fund significantly or noticeably underperformed its benchmark, the DJ Moderate US Portfolio Index, for the periods shown and noticeably underperformed the Morningstar Risk-On Risk-off Fund peer group for the periods shown.  The Buyback Fund noticeably underperformed its benchmark, the S&P 500 Index and the Morningstar Large Blend peer group for the one-year period.

Overall, the Board found performance somewhat or significantly below expectations but, considered that the novel and non-mainstream nature of the Funds’ strategies is likely to lead to periods of underperformance which may last for significant periods of time.  Based, in part, upon the review of analysis provided by the Adviser, the Board agreed that it would be inadvisable for the Adviser to deviate from its long-term approach.  The Board also considered that the Adviser would undertake steps to fine tune its strategies in the hope of improving performance.  In total, while the Board found performance to be below expectations, it was acceptable nonetheless and it would continue to monitor performance.

Fees and Expenses.  The Trustees reviewed information regarding comparative fees charged by the Adviser to fees charged by other advisers to respective peer groups of funds.  The Board noted that the advisory fee for the Funds was above the average for each respective peer group, but within the range of reasonable advisory fees charged by advisers in each respective peer group.  The Board observed that the Adviser may charge lower fees for some separately managed accounts, but that the regulatory burden and demands of separately managed accounts are significantly less when compared to the Funds.  The Trustees noted that Monthly Risk-On Risk-Off Fund class A net expenses were slightly above the upper end of the peer group range, but by such a small amount it was acceptable.  They also noted that each other Fund share class had net expense ratios that were above average when compared to the respective peer group, but within the range of reasonable fees for the respective class of the peer group.  It was also noted that the Adviser continues to provide an expense limitation for each Fund.  The Trustees also considered the relatively high level of sophistication utilized by the Adviser in executing its complex investment strategies and concluded that the level of advisory fees paid to the Adviser was not unreasonable in light of the quality of the services received from the Adviser.

Economies of Scale.  The Board considered whether there will be economies of scale in respect of the management of the Funds.  The Board considered the Adviser’s expectation for growth and the current level of assets of each Fund, and agreed that the absence of breakpoints was acceptable at present.  However, the Board members noted they would revisit the matter as assets in the Funds’ grow.

Profitability.  The Trustees considered that over the last fiscal year the Adviser did not receive its full fee because of the effect of the expense limitation agreement.  They also considered the Adviser’s expenses for serving the Funds as well as each Fund’s projected growth.  The Trustees discussed a profitability summary analysis provided by the Adviser as well as an income statement and balance sheet from the Adviser.  The Trustees noted that the advisory fees are reasonable and not profitable to the Adviser even after taking into account the totality of the relationship with each Fund.  The Trustees concluded that based on current and projected asset levels, that they were satisfied that the Adviser’s level of profitability from its relationship with the Funds is not excessive.

Conclusion.  During the Board’s deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Advisory Agreement for each Fund.  Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved renewal of the Advisory Agreement on behalf of each Fund.

PRIVACY NOTICE

Rev. Jan 2013

FACTS	WHAT DOES AMERICAFIRST QUANTITATIVE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

          ■     Social Security number                                  ■     Purchase History

          ■     Assets                                                             ■     Account Balances

          ■     Retirement Assets                                          ■     Account Transactions

          ■     Transaction History                                       ■     Wire Transfer Instructions

          ■     Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons AmericaFirst Quantitative Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AmericaFirst Quantitative Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-217-8363
Who we are
Who is providing this notice?	AmericaFirst Quantitative Funds
What we do
How does AmericaFirst Quantitative Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does AmericaFirst Quantitative Funds collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ AmericaFirst Quantitative Funds doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ AmericaFirst Quantitative Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ AmericaFirst Quantitative Funds doesn’t jointly market.

AmericaFirst Quantitative Funds

MANAGER

AmericaFirst Capital Management, LLC

300 Harding Blvd.

Suite 215

Roseville, CA 95678

TRANSFER AGENT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

AmericaFirst Capital Management, LLC is located at 300 Harding Blvd. (Suite 215), Roseville, CA. The Funds’ distributor is Arbor Court Capital, LLC. AmericaFirst Capital Management, LLC is an owner of Matrix Capital Group, Inc. AmericaFirst is not affiliated with Burlington Capital Group, LLC (formerly America First Companies) or any of its subsidiaries.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)

Internal Controls. There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(b) under the 1940 Act that occurred during the registrant’s first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmericaFirst Quantitative Funds

By /s/Rick Gonsalves

     * Rick Gonsalves

     Chief Executive Officer

Date: March 12, 2020

*Print the name and title of each signing officer under his or her signature.